Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.20%
FFCB	0.13%	4-13-2023	$510,000	$ 507,941
FFCB	0.17	11-30-2022	20,000	19,992
FFCB	0.30	3-28-2024	100,000	99,068
FFCB	0.48	9-3-2024	70,000	69,671
FFCB	0.57	7-2-2024	180,000	179,193
FFCB	1.55	7-26-2030	700,000	691,112
FHLB	1.50	8-15-2024	10,000	10,188
FHLB	2.13	3-10-2023	980,000	1,001,846
FHLB	2.13	6-9-2023	70,000	71,788
FHLB	2.75	12-13-2024	10,000	10,561
FHLB	2.88	6-14-2024	430,000	453,117
FHLB	2.88	9-13-2024	60,000	63,403
FHLB	3.00	3-10-2028	10,000	10,938
FHLB	3.38	9-8-2023	30,000	31,473
FHLB	5.63	3-14-2036	10,000	14,649
FHLMC	0.25	11-6-2023	650,000	646,176
FHLMC	0.32	11-24-2023	50,000	49,743
FHLMC	0.62	12-1-2025	900,000	885,714
FHLMC	1.50	11-1-2035	936,086	941,819
FHLMC	2.50	3-1-2032	1,926,526	2,007,735
FHLMC	2.50	2-1-2035	714,393	740,629
FHLMC	2.75	6-19-2023	220,000	227,879
FHLMC	3.00	2-1-2047	7,417,472	7,847,220
FHLMC	3.00	3-1-2048	54,580	56,849
FHLMC	3.00	6-1-2050	1,179,642	1,232,661
FHLMC	3.00	7-1-2050	2,385,857	2,486,464
FHLMC	3.00	8-1-2050	1,214,096	1,268,448
FHLMC	3.50	2-1-2044	6,135,790	6,628,329
FHLMC	3.50	4-1-2045	259,467	277,936
FHLMC	3.50	8-1-2047	2,260,882	2,391,556
FHLMC	5.50	7-15-2036	180,000	263,198
FHLMC	6.00	7-1-2040	1,453,019	1,701,688
FHLMC	6.75	3-15-2031	330,000	478,319
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	540,931	556,227
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	304,648	313,654
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	51,735
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	62,441
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	57,245
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	229,315
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	820,253
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	49,250
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	467,081
FHLMC Series K152 Class A1	2.83	5-25-2030	295,139	314,565
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	137,372
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	78,041
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	46,717
FNMA	0.25	5-22-2023	330,000	329,139
FNMA	0.25	7-10-2023	390,000	388,750
FNMA	0.35	8-18-2023	210,000	209,300
FNMA	0.38	7-21-2025	400,000	391,012
FNMA	0.50	11-7-2025	280,000	273,774
FNMA	0.63	4-22-2025	650,000	642,046
FNMA %%	1.50	12-16-2036	2,115,000	2,126,071
FNMA %%	1.50	12-13-2051	5,650,000	5,461,961
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA %%	2.00%	12-16-2036	$6,910,000	$ 7,085,179
FNMA	2.00	1-1-2041	884,451	902,155
FNMA %%	2.00	12-13-2051	40,155,000	40,196,354
FNMA	2.13	4-24-2026	180,000	187,353
FNMA	2.50	12-1-2027	368,253	383,372
FNMA	2.50	9-1-2031	1,298,104	1,352,438
FNMA	2.50	2-1-2035	932,850	968,904
FNMA	2.50	11-1-2050	3,773,115	3,881,762
FNMA %%	2.50	12-13-2051	20,435,000	20,949,068
FNMA	3.00	12-1-2026	1,404,811	1,470,810
FNMA	3.00	12-1-2030	293,355	308,683
FNMA	3.00	7-1-2032	1,494,478	1,571,013
FNMA	3.00	1-1-2034	227,895	239,640
FNMA	3.00	8-1-2036	105,373	110,748
FNMA	3.00	2-1-2037	1,891,902	1,991,166
FNMA	3.00	8-1-2043	1,337,175	1,416,310
FNMA	3.00	11-1-2046	1,485,522	1,572,760
FNMA	3.00	12-1-2047	774,129	809,163
FNMA	3.00	9-1-2050	4,999,961	5,250,811
FNMA	3.50	4-1-2034	1,920,053	2,037,372
FNMA	3.50	1-1-2035	100,727	107,609
FNMA	3.50	3-1-2036	1,046,036	1,113,856
FNMA	3.50	4-1-2037	485,400	513,788
FNMA	3.50	6-1-2042	286,318	308,769
FNMA	3.50	7-1-2042	432,399	466,941
FNMA	3.50	9-1-2043	959,243	1,031,761
FNMA	3.50	3-1-2048	304,387	321,450
FNMA	3.50	10-1-2050	4,168,453	4,380,506
FNMA	4.00	6-1-2042	4,793,640	5,249,289
FNMA	4.00	6-1-2042	379,652	415,810
FNMA	4.00	8-1-2043	2,108,698	2,301,462
FNMA	4.00	12-1-2047	1,432,822	1,535,469
FNMA	4.00	2-1-2048	1,682,327	1,865,614
FNMA	4.00	6-1-2048	333,329	355,476
FNMA	4.00	8-1-2048	226,603	241,640
FNMA	4.00	2-1-2050	637,559	679,765
FNMA	4.50	5-1-2040	200,427	221,933
FNMA	4.50	9-1-2040	4,349,678	4,778,043
FNMA	4.50	2-1-2047	1,555,246	1,689,049
FNMA	4.50	4-1-2048	454,284	492,809
FNMA	4.50	8-1-2048	27,125	29,138
FNMA	5.00	1-1-2042	174,265	198,720
FNMA	5.00	6-1-2045	780,334	888,608
FNMA	5.00	7-1-2045	1,047,851	1,185,026
FNMA	5.50	9-1-2040	1,515,482	1,755,069
FNMA	6.00	5-1-2041	87,202	102,191
FNMA	6.21	8-6-2038	60,000	97,067
FNMA	6.25	5-15-2029	100,000	133,414
FNMA	7.13	1-15-2030	250,000	357,878
FNMA	7.25	5-15-2030	380,000	554,681
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	227,911
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	143,492	146,482
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	235,198	245,237
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,486,832
FNMA Series 2017-M5 Class A2 ±±	3.22	4-25-2029	65,858	72,126
See accompanying notes to portfolio of investments

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2018-M1 Class A2 ±±	3.09%	12-25-2027	$697,717	$ 749,491
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	103,689
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,770,000	2,015,592
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	246,473
FNMA Series 2020 M1 Class A2	2.44	10-25-2029	1,100,000	1,164,248
GNMA %%	2.00	12-20-2051	9,855,000	9,982,807
GNMA %%	2.50	12-20-2051	8,390,000	8,620,070
GNMA	3.00	4-20-2045	2,755,364	2,882,571
GNMA	3.00	11-20-2045	222,341	232,601
GNMA	3.00	3-20-2046	477,331	499,333
GNMA	3.00	12-20-2049	960,544	996,836
GNMA	3.00	10-20-2050	5,141,081	5,339,172
GNMA	3.50	2-20-2045	5,791,440	6,152,850
GNMA	3.50	6-20-2045	923,965	980,974
GNMA	3.50	11-20-2045	1,067,583	1,134,851
GNMA	3.50	7-20-2047	241,769	254,433
GNMA	3.50	5-20-2048	67,509	71,045
GNMA	4.00	7-20-2044	1,195,529	1,299,641
GNMA	4.00	8-20-2044	596,027	648,848
GNMA	4.00	9-20-2044	1,217,172	1,325,022
GNMA	4.00	12-20-2047	1,520,518	1,625,189
TVA	2.88	2-1-2027	35,000	37,668
TVA	4.63	9-15-2060	55,000	85,047
TVA	4.65	6-15-2035	9,000	11,809
TVA	5.38	4-1-2056	140,000	238,952
TVA	5.50	6-15-2038	30,000	44,473
TVA	5.88	4-1-2036	80,000	118,339
TVA	6.75	11-1-2025	120,000	145,578
Total Agency securities (Cost $218,562,573)				221,617,334
Asset-backed securities: 0.36%
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	110,697
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	81,672
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	32,156	32,691
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	207,893
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	187,066
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	148,766
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	335,874
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	50,776
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	103,190
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	67,966
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	26,136	26,204
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	198,360
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	158,169
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42%	4-15-2025	$17,831	$ 17,861
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	109,294
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	201,973	202,142
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	28,706
Total Asset-backed securities (Cost $2,035,381)				2,067,327
Municipal obligations: 0.88%
California: 0.28%
Education revenue: 0.02%
California Series B	3.90	11-1-2047	15,000	17,739
University of California Series AD	4.86	5-15-2112	70,000	106,489
				124,228
GO revenue: 0.16%
California Build America Bonds Taxable Various Purpose	1.75	11-1-2030	110,000	109,248
California Build America Bonds Taxable Various Purpose	7.35	11-1-2039	70,000	112,390
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	153,998
California Build America Bonds Taxable Various Purpose	7.55	4-1-2039	170,000	289,013
California Build America Bonds Taxable Various Purpose	7.60	11-1-2040	15,000	26,200
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,785
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	19,959
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	73,036
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	80,000	113,547
				906,176
Transportation revenue: 0.06%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	167,894
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	23,030
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	109,159
				300,083
Utilities revenue: 0.04%
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72	7-1-2039	100,000	143,298
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	91,251
				234,549
Florida: 0.03%
Miscellaneous revenue: 0.03%
Florida Board of Administrative Finance	2.15	7-1-2030	200,000	201,000
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	15,152
See accompanying notes to portfolio of investments

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 0.09%
GO revenue: 0.02%
Chicago IL Series B	6.31%	1-1-2044	$50,000	$ 68,028
Illinois Taxable Pension	5.10	6-1-2033	50,000	58,459
				126,487
Miscellaneous revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	56,354
Tax revenue: 0.06%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	302,277
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,763
Massachusetts: 0.03%
GO revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	156,506
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,982
				162,488
New Jersey: 0.06%
Miscellaneous revenue: 0.02%
New Jersey EDA Series A (NPFGC Insured)	7.43	2-15-2029	95,000	120,740
Transportation revenue: 0.04%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	90,830
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	112,318
				203,148
New York: 0.18%
Airport revenue: 0.08%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	260,225
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	130,042
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	61,876
				452,143
Tax revenue: 0.10%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	226,704
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	172,217
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	127,101
				526,022
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	14,823
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.04%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91%	6-1-2040	$5,000	$ 6,988
Utilities revenue: 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	231,064
Oregon: 0.03%
Tax revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	68,246
Oregon Taxable Pension	5.76	6-1-2023	75,549	79,614
				147,860
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	7,163
Texas: 0.13%
Airport revenue: 0.03%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	173,068
GO revenue: 0.02%
Texas Transportation Commission	2.56	4-1-2042	90,000	91,231
Transportation revenue: 0.06%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	68,871
Northern Texas Tollway Authority	3.01	1-1-2043	200,000	206,019
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	57,767
				332,657
Utilities revenue: 0.02%
San Antonio TX Electric and Gas Revenue	4.43	2-1-2042	110,000	137,652
Wisconsin: 0.01%
Tax revenue: 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	86,733
Total Municipal obligations (Cost $4,492,523)				4,966,849
Non-agency mortgage-backed securities: 1.09%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	26,681
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	153,530
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,720
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	57,490
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	110,000	115,205
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	43,028
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	97,477
See accompanying notes to portfolio of investments

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90%	7-10-2049	$135,000	$ 141,476
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	326,111
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	597,887
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	60,717
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.77	9-10-2047	195,000	199,823
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.59	12-10-2047	60,000	61,674
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	62,252
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.48	10-10-2049	65,000	68,665
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	231,254
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,668
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	277,301
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	79,324
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	340,000	359,707
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	196,772
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	155,831
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	12,037	12,526
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	210,934
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	194,194	206,717
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	353,740
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	50,897
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	63,061
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class ASB	3.04	4-15-2048	707,156	726,120
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	293,447
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	428,733
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	428,300
Total Non-agency mortgage-backed securities (Cost $6,013,459)				6,149,068
U.S. Treasury securities: 53.57%
U.S. Treasury Bond	1.13	5-15-2040	840,000	745,041
U.S. Treasury Bond	1.13	8-15-2040	1,885,000	1,666,605
U.S. Treasury Bond	1.25	5-15-2050	1,330,000	1,163,179
U.S. Treasury Bond	1.38	11-15-2040	1,350,000	1,244,848
U.S. Treasury Bond	1.38	8-15-2050	2,030,000	1,831,996
U.S. Treasury Bond	1.63	11-15-2050	2,975,000	2,852,630
U.S. Treasury Bond	1.75	8-15-2041	3,105,000	3,048,237
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	1.88%	2-15-2051	$2,065,000	$ 2,099,524
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,627,782
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	1,896,355
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	1,874,503
U.S. Treasury Bond	2.50	2-15-2046	100,000	112,738
U.S. Treasury Bond	2.50	5-15-2046	200,000	225,766
U.S. Treasury Bond	2.75	8-15-2042	3,085,000	3,561,006
U.S. Treasury Bond	2.75	11-15-2042	1,770,000	2,044,419
U.S. Treasury Bond	2.88	5-15-2043	605,000	712,907
U.S. Treasury Bond	3.00	5-15-2042	145,000	173,853
U.S. Treasury Bond	3.00	5-15-2045	105,000	127,981
U.S. Treasury Bond	3.00	11-15-2045	35,000	42,875
U.S. Treasury Bond	3.00	2-15-2047	310,000	383,843
U.S. Treasury Bond	3.00	5-15-2047	13,601,000	16,884,898
U.S. Treasury Bond	3.00	2-15-2048	435,000	543,597
U.S. Treasury Bond	3.00	8-15-2048	10,000	12,534
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,327,160
U.S. Treasury Bond	3.13	2-15-2042	2,055,000	2,506,779
U.S. Treasury Bond	3.13	2-15-2043	475,000	580,242
U.S. Treasury Bond	3.13	8-15-2044	110,000	135,704
U.S. Treasury Bond	3.38	5-15-2044	20,000	25,561
U.S. Treasury Bond	3.50	2-15-2039	15,000	19,092
U.S. Treasury Bond	3.63	8-15-2043	110,000	144,818
U.S. Treasury Bond	3.63	2-15-2044	35,000	46,256
U.S. Treasury Bond	3.75	8-15-2041	35,000	46,272
U.S. Treasury Bond	3.75	11-15-2043	350,000	469,697
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,390,634
U.S. Treasury Bond	4.25	11-15-2040	480,000	671,156
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,135,000
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,718,197
U.S. Treasury Bond	4.50	8-15-2039	550,000	787,660
U.S. Treasury Bond	4.75	2-15-2041	120,000	178,594
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,326,569
U.S. Treasury Bond	5.38	2-15-2031	447,000	602,053
U.S. Treasury Bond	5.50	8-15-2028	1,760,000	2,229,425
U.S. Treasury Bond	6.13	11-15-2027	245,000	313,811
U.S. Treasury Bond	6.38	8-15-2027	50,000	64,223
U.S. Treasury Bond	6.88	8-15-2025	335,000	406,920
U.S. Treasury Note	0.13	11-30-2022	2,790,000	2,786,077
U.S. Treasury Note	0.13	1-31-2023	2,590,000	2,584,132
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,804,334
U.S. Treasury Note	0.13	7-15-2023	545,000	542,232
U.S. Treasury Note	0.13	8-15-2023	3,190,000	3,171,682
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,836,487
U.S. Treasury Note	0.13	12-15-2023	2,445,000	2,422,365
U.S. Treasury Note	0.13	1-15-2024	3,080,000	3,048,478
U.S. Treasury Note	0.13	2-15-2024	3,070,000	3,036,662
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,472,638
U.S. Treasury Note	0.25	6-15-2023	2,925,000	2,917,573
U.S. Treasury Note	0.25	11-15-2023	3,105,000	3,086,807
U.S. Treasury Note	0.25	6-15-2024	2,360,000	2,331,422
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,745,600
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,261,714
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,919,023
U.S. Treasury Note	0.25	8-31-2025	3,060,000	2,972,981
See accompanying notes to portfolio of investments

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.25%	9-30-2025	$1,370,000	$ 1,330,452
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,846,883
U.S. Treasury Note	0.38	9-15-2024	2,750,000	2,718,848
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,250,343
U.S. Treasury Note	0.38	7-31-2027	1,860,000	1,774,556
U.S. Treasury Note	0.38	9-30-2027	2,000,000	1,901,797
U.S. Treasury Note	0.50	3-15-2023	2,915,000	2,921,035
U.S. Treasury Note	0.50	3-31-2025	1,675,000	1,651,772
U.S. Treasury Note	0.50	2-28-2026	460,000	448,626
U.S. Treasury Note	0.50	4-30-2027	220,000	211,948
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,582,092
U.S. Treasury Note	0.50	6-30-2027	2,225,000	2,138,781
U.S. Treasury Note	0.50	8-31-2027	815,000	781,254
U.S. Treasury Note	0.63	7-31-2026	3,145,000	3,071,658
U.S. Treasury Note	0.63	3-31-2027	205,000	199,122
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,733,167
U.S. Treasury Note	0.63	12-31-2027	2,145,000	2,062,049
U.S. Treasury Note	0.63	5-15-2030	2,675,000	2,510,843
U.S. Treasury Note	0.63	8-15-2030	3,160,000	2,959,167
U.S. Treasury Note	0.75	3-31-2026	2,535,000	2,497,074
U.S. Treasury Note	0.75	4-30-2026	2,060,000	2,027,652
U.S. Treasury Note	0.75	5-31-2026	2,860,000	2,813,860
U.S. Treasury Note	0.75	8-31-2026	3,085,000	3,029,325
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,562,513
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,903,193
U.S. Treasury Note	0.88	11-15-2030	3,240,000	3,097,617
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,867,681
U.S. Treasury Note	1.13	2-29-2028	2,495,000	2,470,830
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,964,615
U.S. Treasury Note	1.13	2-15-2031	3,135,000	3,060,421
U.S. Treasury Note	1.25	7-31-2023	630,000	638,416
U.S. Treasury Note	1.25	8-31-2024	1,610,000	1,630,691
U.S. Treasury Note	1.25	3-31-2028	3,080,000	3,068,450
U.S. Treasury Note	1.25	6-30-2028	3,025,000	3,007,512
U.S. Treasury Note	1.25	8-15-2031	3,115,000	3,064,868
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,308,841
U.S. Treasury Note	1.38	8-31-2023	725,000	736,215
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,233,016
U.S. Treasury Note	1.38	8-31-2026	2,175,000	2,199,554
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,721,344
U.S. Treasury Note	1.50	1-15-2023	1,695,000	1,717,710
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,612,983
U.S. Treasury Note	1.50	3-31-2023	1,755,000	1,781,873
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,277,793
U.S. Treasury Note	1.50	10-31-2024	225,000	229,377
U.S. Treasury Note	1.50	8-15-2026	545,000	554,176
U.S. Treasury Note	1.50	1-31-2027	1,350,000	1,373,309
U.S. Treasury Note	1.50	2-15-2030	2,090,000	2,109,512
U.S. Treasury Note	1.63	4-30-2023	280,000	284,922
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,146,127
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,592,685
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,378,694
U.S. Treasury Note	1.63	5-15-2026	2,720,000	2,779,925
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,427,205
U.S. Treasury Note	1.63	10-31-2026	915,000	936,338
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.63%	8-15-2029	$2,005,000	$ 2,044,004
U.S. Treasury Note	1.63	5-15-2031	3,040,000	3,098,900
U.S. Treasury Note	1.75	5-15-2023	410,000	418,072
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,600,766
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,801,600
U.S. Treasury Note	1.75	11-15-2029	830,000	854,381
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,387,543
U.S. Treasury Note	2.00	11-30-2022	1,300,000	1,322,445
U.S. Treasury Note	2.00	2-15-2023	30,000	30,608
U.S. Treasury Note	2.00	6-30-2024	4,751,000	4,905,408
U.S. Treasury Note	2.00	2-15-2025	340,000	351,767
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,243,359
U.S. Treasury Note	2.00	8-15-2051	2,940,000	3,078,731
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,733,602
U.S. Treasury Note	2.13	11-30-2023	750,000	773,350
U.S. Treasury Note	2.13	7-31-2024	10,000	10,362
U.S. Treasury Note	2.13	9-30-2024	3,270,000	3,391,603
U.S. Treasury Note	2.13	11-30-2024	995,000	1,032,740
U.S. Treasury Note	2.13	5-15-2025	880,000	915,063
U.S. Treasury Note	2.25	12-31-2023	15,000	15,516
U.S. Treasury Note	2.25	4-30-2024	605,000	627,569
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,119,023
U.S. Treasury Note	2.25	11-15-2024	640,000	666,550
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,547,416
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,889,186
U.S. Treasury Note	2.25	11-15-2027	20,000	21,130
U.S. Treasury Note	2.38	8-15-2024	490,000	511,036
U.S. Treasury Note	2.38	5-15-2027	2,493,000	2,646,767
U.S. Treasury Note	2.38	5-15-2029	100,000	107,074
U.S. Treasury Note	2.38	5-15-2051	1,920,000	2,177,700
U.S. Treasury Note	2.50	8-15-2023	270,000	279,271
U.S. Treasury Note	2.50	1-31-2024	895,000	931,220
U.S. Treasury Note	2.50	5-15-2024	1,150,000	1,200,268
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,754,152
U.S. Treasury Note	2.50	2-28-2026	800,000	846,688
U.S. Treasury Note	2.63	12-31-2025	95,000	100,971
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,324,045
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,127,258
U.S. Treasury Note	2.75	2-28-2025	90,000	95,333
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,349,077
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,919,518
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,510,344
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,227,342
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,516,252
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,758,059
U.S. Treasury Note	3.13	11-15-2028	1,910,000	2,135,096
U.S. Treasury Note	6.00	2-15-2026	450,000	541,758
U.S. Treasury Note	6.50	11-15-2026	745,000	937,216
U.S. Treasury Note	7.50	11-15-2024	695,000	831,611
Total U.S. Treasury securities (Cost $296,477,628)				302,852,607
See accompanying notes to portfolio of investments

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 2.69%
Energy: 0.13%
Oil, gas & consumable fuels: 0.13%
Equinor ASA	1.75%	1-22-2026	$360,000	$ 363,226
Equinor ASA	3.00	4-6-2027	150,000	158,428
Equinor ASA	3.63	4-6-2040	40,000	44,848
Equinor ASA	4.25	11-23-2041	130,000	159,863
				726,365
Financials: 2.56%
Banks: 2.56%
African Development Bank	0.75	4-3-2023	410,000	411,653
Asian Development Bank	0.25	7-14-2023	160,000	159,346
Asian Development Bank	0.25	10-6-2023	580,000	576,546
Asian Development Bank	0.38	9-3-2025	200,000	194,953
Asian Development Bank	1.50	10-18-2024	360,000	366,366
Asian Development Bank	1.75	9-19-2029	160,000	163,219
Asian Development Bank	1.88	1-24-2030	110,000	113,680
Asian Development Bank	2.00	4-24-2026	60,000	62,159
Asian Development Bank	2.13	3-19-2025	60,000	62,193
Asian Development Bank	2.63	1-12-2027	180,000	191,694
Asian Development Bank	5.82	6-16-2028	10,000	12,778
Asian Development Bank	6.22	8-15-2027	80,000	99,923
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	343,497
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	422,261
European Investment Bank	0.25	9-15-2023	470,000	467,378
European Investment Bank	0.63	7-25-2025	160,000	157,587
European Investment Bank	0.88	5-17-2030	50,000	48,378
European Investment Bank	1.25	2-14-2031	440,000	431,635
European Investment Bank	1.88	2-10-2025	110,000	113,257
European Investment Bank	2.00	12-15-2022	100,000	101,661
European Investment Bank	2.25	6-24-2024	640,000	664,037
European Investment Bank	2.50	3-15-2023	200,000	205,391
European Investment Bank	3.25	1-29-2024	20,000	21,101
Inter-American Development Bank	0.88	4-20-2026	470,000	463,533
Inter-American Development Bank	1.13	7-20-2028	280,000	274,877
Inter-American Development Bank	1.75	3-14-2025	170,000	174,294
Inter-American Development Bank	2.00	6-2-2026	260,000	269,459
Inter-American Development Bank	2.13	1-15-2025	150,000	155,551
Inter-American Development Bank	2.38	7-7-2027	30,000	31,683
Inter-American Development Bank	3.13	9-18-2028	250,000	276,733
Inter-American Development Bank	4.38	1-24-2044	60,000	84,539
Inter-American Development Bank	7.00	6-15-2025	50,000	60,398
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	214,697
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	400,691
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	122,574
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	30,551
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	191,351
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	480,168
International Bank for Reconstruction & Development	2.50	3-19-2024	260,000	270,552
International Bank for Reconstruction & Development	2.50	7-29-2025	570,000	599,529
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	393,055
International Finance Corporation	1.38	10-16-2024	100,000	101,472
International Finance Corporation	2.13	4-7-2026	100,000	104,190
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
KfW ¤	0.00%	4-18-2036	$80,000	$ 62,380
KfW ¤	0.00	6-29-2037	50,000	38,116
KfW	0.50	9-20-2024	540,000	534,337
KfW	0.75	9-30-2030	260,000	244,937
KfW	2.00	5-2-2025	40,000	41,340
KfW	2.13	1-17-2023	870,000	887,337
KfW	2.88	4-3-2028	410,000	447,668
Korea Development Bank	3.38	9-16-2025	410,000	440,467
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,238
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	154,809
Landwirtschaftliche Rentenbank	3.13	11-14-2023	350,000	366,822
Nordic Investment Bank	0.38	9-11-2025	370,000	360,213
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	267,946
Swedish Export Credit ¤	0.00	5-11-2037	65,000	44,006
Swedish Export Credit	0.50	8-26-2025	510,000	498,852
				14,490,058
Total Yankee corporate bonds and notes (Cost $15,210,372)				15,216,423
Yankee government bonds: 2.03%
Canada Government	1.63	1-22-2025	235,000	239,963
Export Development Canada	2.63	2-21-2024	320,000	332,851
Export-Import Bank of Korea	2.88	1-21-2025	400,000	420,532
Japan Bank for International Cooperation	0.38	9-15-2023	360,000	357,937
Japan Bank for International Cooperation	2.38	4-20-2026	320,000	334,621
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	384,510
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	283,914
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	86,262
Oriental Republic of Uruguay	4.50	8-14-2024	95,000	100,596
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	255,676
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	45,398
Province of Alberta	1.30	7-22-2030	210,000	201,909
Province of Alberta	1.88	11-13-2024	210,000	215,290
Province of British Columbia	7.25	9-1-2036	100,000	165,141
Province of Manitoba	3.05	5-14-2024	150,000	157,945
Province of Ontario	1.05	5-21-2027	150,000	147,060
Province of Ontario	2.00	10-2-2029	90,000	91,824
Province of Ontario	2.30	6-15-2026	70,000	73,011
Province of Ontario	2.50	4-27-2026	70,000	73,492
Province of Ontario	3.20	5-16-2024	5,000	5,286
Province of Ontario	3.40	10-17-2023	110,000	115,580
Province of Quebec	1.35	5-28-2030	100,000	97,444
Province of Quebec	2.50	4-9-2024	70,000	72,817
Province of Quebec	2.50	4-20-2026	75,000	79,024
Province of Quebec	2.63	2-13-2023	260,000	266,864
Province of Quebec	7.13	2-9-2024	110,000	124,674
Province of Quebec	7.50	7-15-2023	80,000	88,770
Republic of Chile	3.63	10-30-2042	365,000	387,929
Republic of Hungary	5.38	3-25-2024	19,000	20,714
Republic of Hungary	7.63	3-29-2041	84,000	136,737
Republic of Indonesia	3.50	1-11-2028	200,000	215,640
Republic of Indonesia	4.10	4-24-2028	225,000	250,255
Republic of Indonesia	4.35	1-11-2048	205,000	230,061
Republic of Italy	2.88	10-17-2029	415,000	425,748
Republic of Italy	5.38	6-15-2033	60,000	74,945
See accompanying notes to portfolio of investments

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Republic of Korea	3.88%	9-11-2023	$210,000	$ 221,966
Republic of Panama	2.25	9-29-2032	200,000	186,424
Republic of Panama	3.87	7-23-2060	200,000	193,342
Republic of Panama	8.88	9-30-2027	50,000	66,961
Republic of Panama	9.38	4-1-2029	185,000	263,520
Republic of Peru	2.78	1-23-2031	200,000	198,102
Republic of Peru	2.84	6-20-2030	180,000	181,361
Republic of Peru	3.23	7-28-2121	75,000	61,737
Republic of Peru	5.63	11-18-2050	200,000	272,312
Republic of Philippines	1.65	6-10-2031	200,000	189,868
Republic of Philippines	2.65	12-10-2045	200,000	183,994
Republic of Philippines	3.70	2-2-2042	215,000	229,728
Republic of Philippines	5.50	3-30-2026	210,000	244,205
Republic of Philippines	9.50	2-2-2030	55,000	84,844
Republic of Poland	3.00	3-17-2023	140,000	143,620
Republic of Poland	3.25	4-6-2026	10,000	10,688
State of Israel	3.38	1-15-2050	350,000	371,623
State of Israel	5.50	12-4-2023	120,000	131,515
State of Israel	5.50	9-18-2033	6,000	8,388
United Mexican States	3.60	1-30-2025	200,000	212,736
United Mexican States	4.00	10-2-2023	72,000	75,887
United Mexican States	4.15	3-28-2027	205,000	225,887
United Mexican States	4.35	1-15-2047	225,000	229,365
United Mexican States	4.50	1-31-2050	260,000	270,483
United Mexican States	4.75	3-8-2044	54,000	58,300
United Mexican States	5.55	1-21-2045	175,000	207,272
United Mexican States	5.75	10-12-2110	103,000	117,826
United Mexican States	6.05	1-11-2040	40,000	49,324
United Mexican States	7.50	4-8-2033	110,000	151,141
United Mexican States	8.30	8-15-2031	60,000	86,100
Total Yankee government bonds (Cost $11,380,338)				11,488,939

		Yield	Shares
Short-term investments: 16.55%
Investment companies: 16.55%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	93,593,456	93,593,456
Total Short-term investments (Cost $93,593,456)				93,593,456
Total investments in securities (Cost $647,765,730)	116.37%			657,952,003
Other assets and liabilities, net	(16.37)			(92,578,755)
Total net assets	100.00%			$565,373,248

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

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Portfolio of investments—November 30, 2021 (unaudited)

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
NPFGC	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$57,676,698	$121,834,924	$(85,918,166)	$0	$0	$93,593,456	93,593,456	$16,872
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  15

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$221,617,334	$0	$221,617,334
Asset-backed securities	0	2,067,327	0	2,067,327
Municipal obligations	0	4,966,849	0	4,966,849
Non-agency mortgage-backed securities	0	6,149,068	0	6,149,068
U.S. Treasury securities	302,852,607	0	0	302,852,607
Yankee corporate bonds and notes	0	15,216,423	0	15,216,423
Yankee government bonds	0	11,488,939	0	11,488,939
Short-term investments
Investment companies	93,593,456	0	0	93,593,456
Total assets	$396,446,063	$261,505,940	$0	$657,952,003
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

16  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio